Contingent liabilities and other financial obligations (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of contingent liabilities [abstract]
Disclosure of long-term supply commitments
To safeguard the supply of raw materials, contractual purchase commitments under long-term supply agreements for raw materials, especially oil and gas, are in place with the following maturities:

	In USD k
	As at Jun 30,	As at Dec 31,
Maturity	2018	2017
Less than one year	222,321	109,207
1 to 5 years	325,122	236,639
More than 5 years	—	—

Total	547,443	345,846